Summary of significant accounting policies (Details)	12 Months Ended
Sep. 30, 2024
Transportation equipment
Property Plant And Equipment Useful Life	4 years
Office equipment | Maximum
Property Plant And Equipment Useful Life	5 years
Office equipment | Minimum
Property Plant And Equipment Useful Life	3 years
Machinery and equipment | Maximum
Property Plant And Equipment Useful Life	10 years
Machinery and equipment | Minimum
Property Plant And Equipment Useful Life	5 years